Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	NLS PHARMACEUTICS LTD.
Entity Central Index Key	0001783036
Entity File Number	001-39957
Entity Incorporation, State or Country Code	V8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	The Circle 6
Entity Address, City or Town	Zurich
Entity Address, Country	CH
Entity Address, Postal Zip Code	8058
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	3,159,535
Common shares, nominal value CHF 0.03 per share (CHF 0.8 as of December 31, 2024)
Entity Listings [Line Items]
Title of 12(b) Security	Common shares, nominal value CHF 0.03 per share
Trading Symbol	NLSP
Security Exchange Name	NASDAQ
Warrants to purchase common shares, nominal value CHF 0.03 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase common shares, nominal value CHF 0.03 per share
Trading Symbol	NLSPW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Alexander Zwyer
Contact Personnel Email Address	@nls-pharma.com
Entity Address, Address Line One	The Circle 6
Entity Address, Address Line Two	Postfach
Entity Address, City or Town	Zurich
Entity Address, Country	CH
Entity Address, Postal Zip Code	8058
Entity Phone Fax Numbers [Line Items]
City Area Code	+41
Local Phone Number	44 512 21 50